TAXATION - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net accumulated losses-carry forward	¥ 150,990	¥ 8,810
Refund payable to members	6,721	59,404
Inventory write—downs	110	635
Others	6,961	6,548
Less: valuation allowance	(65,225)	(10,004)	¥ (11,153)	¥ (8,357)
Total deferred tax assets	110,167	96,864
Deferred Membership programme [Member]
Deferred tax assets
Deferred membership program revenue	¥ 10,610	¥ 31,471